Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Credit carryforwards	$ 1,117	$ 1,124
Accrued liabilities and allowances	1,388	614
Compensation accruals	2,750	2,966
Asset retirement obligation liability	1,994	2,257
Deferred revenue	2,237	2,682
Hedge liability	1,200	1,315
Other	253	46
Gross deferred tax assets	10,939	11,004
Less: Valuation Allowance	(1,039)	(851)
Deferred tax asset, net of allowance	9,900	10,153
Deferred tax liabilities:
Property and equipment	(14,172)	(23,250)
Product costs	(3,905)	(7,107)
Prepaid expenses	(284)	(241)
Intangible assets	(30,965)	(44,819)
Goodwill	(1,745)	(1,331)
Total deferred tax liabilities	(51,071)	(76,748)
Net deferred tax liabilities	$ 41,171	$ 66,595